Intangible assets, net - Amortization expenses (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Estimated amortization expenses
2026	¥ 40,977
2027	39,589
2028	39,290
2029	36,681
2030	19,475
Thereafter	¥ 37,129